UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5754
                                                     --------

                      Colonial High Income Municipal Trust
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



               One Financial Center, Boston, Massachusetts 02111
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                            Vincent Pietropaolo, Esq.
                        Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  1-617-772-3698
                                                           -------------------

                  Date of fiscal year end:  11/30/2004
                                           ------------------

                  Date of reporting period: 05/31/02004
                                            -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

COLONIAL HIGH INCOME MUNICIPAL TRUST      SEMIANNUAL REPORT

MAY 31, 2004

[PHOTO OF DOMED BUILDING]



NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

PRESIDENT'S MESSAGE


July 21, 2004

Dear Shareholder:

We are pleased to let you know that FleetBoston Financial Corporation and Bank of America Corporation have merged, effective April 1, 2004. As a result of the merger, Columbia Management Group and your Colonial High Income Municipal Trust became part of the Bank of America family of companies. Looking ahead, we believe this merger will be a real benefit to our shareholders. Preserving and leveraging our strengths, the combined organization intends to deliver additional research and management capabilities, as well as new products. There are no immediate changes planned for fund names, product lines, or customer service contacts.

As you might know, on March 15, 2004, FleetBoston Financial announced an agreement in principle with the staff of the Securities and Exchange Commission ("SEC") and the New York Attorney General ("NYAG") to settle charges involving market timing in Columbia Management mutual funds. (You may also know that Bank of America came to a similar settlement in principle at the same time.) The agreement requires the final approval of the SEC and the NYAG. This settlement in principle reflects our strong wish to put this regrettable situation behind us. Columbia Management has taken and will continue to take steps to strengthen policies, procedures and oversight to curb frequent trading of Columbia open-end fund shares.

Both your fund's trustees and Columbia Management are committed to serving the interests of our shareholders, and we will continue to work hard to help you achieve your financial goals.

As always, thank you for choosing Colonial High Income Municipal Trust, and for giving us the opportunity to help you build a strong financial future.

Sincerely,


/s/ Thomas C. Theobald              /s/ J. Kevin Connaughton

Thomas C. Theobald                      J. Kevin Connaughton
Chairman, Board of Trustees             President

J. Kevin Connaughton was named president of Colonial High Income Municipal Trust on February 27, 2004.

Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

PORTFOLIO MANAGER'S REPORT

[SIDEBAR DATA]:

PRICE PER SHARE AS OF 05/31/04 ($)
Net asset value                 6.26
------------------------------------
Market price                    5.79
------------------------------------


SIX-MONTH (CUMULATIVE) TOTAL
RETURN AS OF 05/31/04 (%)

Net asset value                -1.07
------------------------------------
Market price                   -6.79
------------------------------------
Lipper High Yield Municipal
Debt Funds Category average     0.74
------------------------------------

All results shown assume reinvestment of distributions.


DISTRIBUTIONS DECLARED
PER COMMON SHARE 12/01/03-05/31/04 ($)

                                0.24
------------------------------------

A portion of the trust's income may be subject to the alternative minimum tax. The trust may at times purchase tax-exempt securities at a discount from their original issue price. Some or all of this discount may be included in the trust's ordinary income, and any market discount is taxable when distributed.


TOP 5 SECTORS AS OF 05/31/04 (%)

Local general obligations       12.9
------------------------------------
Hospitals                       11.5
------------------------------------
Congregate care retirement       6.3
------------------------------------
Investor owned utilities         6.0
------------------------------------
Multi-family                     5.9
------------------------------------

QUALITY BREAKDOWN
AS OF 05/31/04 (%)

AAA                             30.9
------------------------------------
AA                               3.0
------------------------------------
A                               10.5
------------------------------------
BBB                             19.6
------------------------------------
BB                               4.5
------------------------------------
B                                0.3
------------------------------------
CCC                             0.5
------------------------------------
C                                0.1
------------------------------------
Non-rated                       30.0
------------------------------------
Cash equivalents                 0.6
------------------------------------

Sector breakdown is calculated as a percentage of net assets (including auction preferred shares). Quality breakdown is calculated as a percentage of total investments. Ratings shown in the quality breakdown represent the highest rating assigned to a particular bond by one of the following nationally-recognized rating agencies: Standard & Poor's Corporation, Moody's Investors Service, Inc. or Fitch Ratings Ltd.

Because the trust is actively managed, there is no guarantee that the trust will continue to invest in these sectors or maintain this quality breakdown in the future.





For the six-month period ended May 31, 2004, Colonial High Income Municipal Trust returned negative 1.07%, based on investment at net asset value. The trust trailed its peer group, the Lipper High Yield Municipal Debt Funds Category, which averaged a return of 0.74%.1

The trust's investments in multi-family housing and airline bonds detracted from performance. Multi-family housing bonds declined as low interest rates allowed more renters to become homeowners, resulting in high apartment vacancy rates. Delta Air Lines and US Airways (0.1% and 0.2% of total investments, respectively)2 turned in disappointing returns. The trust's above-average stake in nursing home bonds further hampered returns.

The trust's slightly short duration hindered performance early on when stagnant job growth drove interest rates lower. Duration is a measure, expressed in years, of a bond's sensitivity to changes in interest rates. As interest rates fell, bonds with shorter durations did not appreciate as much as bonds with longer durations. We made up some, but not all, of this relative underperformance in the spring when job growth picked up and interest rates moved higher.

For the six-month period ended May 31, 2004, the trust had an even lower return of negative 6.79%, based on its market price, as the discount to net asset value increased. Fears that higher short-term interest rates would hurt the trust's dividend yield put pressure on the trust's stock price.

LEVERAGE HELPED BOOST INCOME

During the period the trust derived added income from its leverage. These are preferred shares, issued in 1999, which allowed the trust to borrow against its underlying investments. We invested the proceeds from these shares in longer maturity, higher-yielding bonds, while paying out a short-term rate that is influenced by the federal funds rate. The trust earns the difference between the rate paid to the preferred shareholders and the yield on the longer maturity securities. With the federal funds rate at 1.0% during this reporting period, the difference was significant and resulted in added income for the trust. However, going forward, if the trend is toward higher interest rates, the rate paid on the preferred shares could rise, lowering the income available for paying dividends on the common shares.

1 Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as those of the trust.

2    Holdings are disclosed as of May 31, 2004, and are subject to change.

To bolster the trust's yield, we sold some higher quality bonds and replaced them with higher-yielding issues. We also replaced 30-year bonds with 20-year bonds with nearly comparable yields but shorter durations, which should make them less volatile as interest rates rise. These shorter-maturity bonds did well.

The trust further benefited from its above-average stake in health care bonds, which were strong performers. Specific issues, such as HealthEast, a Minnesota hospital, and Eskaton Gold River Lodge, an elder care facility in northern California (0.7% and 0.4% of total investments, respectively)2 rallied amid credit improvements. In addition, we took advantage of attractive yields in the retirement housing sector, buying bonds issued by well-run companies that were expanding their facilities. We also purchased securities issued by Charter Mac, a multi-family housing loan pool (1.0% of total investments).2

LOOKING AHEAD TO RISING INTEREST RATES

We plan to maintain the trust's slightly short duration on the expectation that interest rates will rise gradually as job gains fuel the economy, while high oil prices keep growth somewhat in check. In this environment, we continue to believe that high-yield bonds will outpace higher quality issues.

/s/ Maureen G. Newman

Maureen G. Newman has been the portfolio manager of Colonial High Income Municipal Trust since August 1998. Ms. Newman has managed various other municipal funds for Columbia Management Advisors, Inc. or its predecessors since May 1996.



Past performance is no guarantee of future investment results. Current performance may be higher or lower than the performance data shown.

Tax-exempt investing offers current tax-free income, but it also involves certain risks. The value of the trust shares will be affected by interest rate changes and the creditworthiness of issues held in the trust. Investing in high-yield securities offers the potential for high current income and attractive total return, but involves certain risks. Lower-rated bond risks include default of the issuer and rising interest rates. Interest income from certain tax-exempt bonds may be subject to the federal alternative minimum tax for individuals and corporations.

INVESTMENT PORTFOLIO

May 31, 2004 (Unaudited)



MUNICIPAL BONDS - 96.5%                PAR (S)    VALUE (S)
-----------------------------------------------------------
EDUCATION - 2.9%
CA Educational Facilities Authority,
   Loyola Marymount University,
   Series 2001,
     (a) 10/01/19                    2,025,000      915,786
CA Public Works Board, Lease Revenue,
   UCLA, Series 2002 A,
     5.375% 10/01/15                 1,010,000    1,089,780
CA Statewide Community Development
   Authority, Crossroads School for
   Arts & Sciences, Series 1998,
     6.000% 08/01/28 (b)             1,280,000    1,303,629
IL Development Finance Authority,
   Latin School of Chicago, Series 1998,
     5.650% 08/01/28                   230,000      230,860
MA Development Finance Agency,
   Western New England College,
   Series 2002,
     6.125% 12/01/32                   300,000      299,796
MA Industrial Finance Agency:
   Cambridge Friends School,
   Series 1998,
     5.800% 09/01/28                 1,000,000      945,260
   St. John's High School,
   Series 1998,
     5.350% 06/01/28                   300,000      292,326
MI Southfield Economic Development
   Corp., Lawrence University,
   Series 1998 A,
     5.400% 02/01/18                 1,000,000      992,290
NC Capital Facilities Finance
   Authority, Meredith College,
   Series 2001,
     5.125% 06/01/16                 1,000,000    1,047,460
VT Educational & Health Buildings
   Finance Agency, Norwich University,
   Series 1998,
     5.500% 07/01/21                 1,500,000    1,511,490
WV University, Series 2000 A,
     (a) 04/01/19                    1,000,000      466,780
                                                -----------
                               EDUCATION TOTAL    9,095,457
                                                -----------

-----------------------------------------------------------
HEALTH CARE - 25.2%
CONGREGATE CARE RETIREMENT - 6.3%
CA Association of Bay Area Governments
   Finance Authority for Nonprofit
   Corps., Eskaton Gold River Lodge,
   Series 1998:
     6.375% 11/15/15                   675,000      696,485
     6.375% 11/15/28                   550,000      551,914
CA La Verne Certificates of Participation,
   Brethren Hillcrest Home, Series 2003 B,
     6.625% 02/15/25                   690,000      693,588
CA Statewide Community Development
   Authority, Eskaton Village - Grass Valley,
   Series 2000,
     8.250% 11/15/31 (b)             1,000,000    1,089,520




                                        PAR (S)    VALUE (S)
------------------------------------------------------------
CT Development Authority, First
   Mortgage, The Elim Park Baptist,
   Inc. Project, Series 2003,
     5.850% 12/01/33                   660,000      656,139
FL Capital Projects Finance Authority,
   Continuing Care Retirement,
   Glenridge on Palmer Ranch,
   Series 2002 A,
     8.000% 06/01/32                   750,000      737,415
FL Lee County Industrial Development
   Authority, Shell Point Village Project,
   Series 1999 A,
     5.500% 11/15/29                   600,000      554,472
GA Fulton County Residential Care
   Facilities, Canterbury Court Project,
   Series 2004 A,
     6.125% 02/15/34                   750,000      727,568
GA Savannah Economic Development
   Authority, 1st Mortgage, Marshes of
   Skidaway, Series 2003 A,
     7.400% 01/01/34                   465,000      450,250
HI Department of Budget & Finance,
   Kahala Nui Project, Series 2003 A,
     8.000% 11/15/33                 1,000,000      993,500
IL Health Facilities Authority Revenue:
   Lutheran Senior Ministries,
   Series 2001,
     7.375% 08/15/31                   300,000      291,150
   Washington and Jane Smith Community,
   Series 2003 A,
     7.000% 11/15/32                   725,000      708,274
KS Manhattan, Meadowlark Hills Retirement
   Home, Series 1999 A,
     6.375% 05/15/20                   650,000      653,237
MA Boston Industrial Development
   Financing Authority, Springhouse, Inc.,
   Series 1988,
     5.875% 07/01/20                   255,000      245,988
MA Development Finance Agency,
   Loomis Communities:
   Series 1999 A,
     5.625% 07/01/15                   400,000      381,976
   Series 2002 A,
     6.900% 03/01/32                   100,000      101,651
MD Westminister Economic Development,
   Carroll Lutheran Village, Inc.,
   Series 2004 A:
     5.875% 05/01/21                   500,000      491,615
     6.250% 05/01/34                   250,000      247,350
NH Higher Educational & Health
   Facilities Authority, Rivermead at
   Peterborough, Series 1998:
     5.625% 07/01/18                   500,000      459,195
     5.750% 07/01/28                   500,000      437,480
NJ Economic Development Authority,
   Seabrook Village, Inc., Series 2000 A,
     8.250% 11/15/30                   625,000      662,738

May 31, 2004 (Unaudited)


MUNICIPAL BONDS (CONTINUED)            PAR (S)    VALUE (S)
-----------------------------------------------------------
HEALTH CARE (CONTINUED)
CONGREGATE CARE RETIREMENT (CONTINUED)

PA County Authority, Dunwoody
   Village, Series 2003 A,
     5.375% 04/01/17                   600,000      613,296
PA Lancaster Industrial Development
   Authority, Garden Spot Village,
   Series 2000 A,
     7.625% 05/01/31                   500,000      521,155
PA Philadelphia Authority for Industrial
   Development, Baptist Home of Philadelphia,
   Series 1998 A,
     5.500% 11/15/18                   360,000      321,019
TN Metropolitan Government, Nashville &
   Davidson Counties, Blakeford at Green
   Hills, Series 1998,
     5.650% 07/01/24                   600,000      534,936
TN Shelby County Health, Educational &
   Housing Facilities Board, Germantown
   Village, Series 2003 A,
     7.250% 12/01/34                   900,000      871,965
TX Abilene Health Facilities Development
   Corp., Sears Methodist Retirement
   Obligated Group:
   Series 1998 A,
     5.900% 11/15/25                 1,000,000      917,740
   Series 2003 A,
     7.000% 11/15/33                   300,000      302,553
TX Houston Health Facilities Development
   Corp., Buckingham Senior Living
   Community, Inc., Series 2004 A,
     7.125% 02/15/34                   500,000      484,865
WI Health & Educational
   Facilities Authority:
   Attic Angel Obligated Group,
   Series 1998,
     5.750% 11/15/27                 1,000,000      875,230
   Clement Manor, Series 1998,
     5.750% 08/15/24                 1,300,000    1,146,561
   Three Pillars Senior Living
   Communities, Series 2003,
     5.750% 08/15/26                   500,000      482,935
   United Lutheran Program for Aging, Inc.,
   Series 1998,
     5.700% 03/01/28                 1,000,000      877,190
                                                -----------
              Congregate Care Retirement Total   19,780,950
                                                -----------
HEALTH SERVICES - 0.7%
MA Development Finance Agency,
   Boston Biomedical Research Institute,
   Series 1999:
     5.650% 02/01/19                   200,000      188,378
     5.750% 02/01/29                   450,000      416,003
MA Health & Educational Facilities
   Authority, Civic Investments, Inc.,
   Series 1999 A,
     9.000% 12/15/15                 1,000,000    1,123,730




                                       PAR (S)    VALUE (S)
-----------------------------------------------------------
MN Minneapolis & St. Paul Housing &
   Redevelopment Authority, Healthpartners
   Project, Series 2003,
     6.000% 12/01/21                   500,000      515,330
                                                -----------
                         Health Services Total    2,243,441
                                                -----------
HOSPITALS - 11.5%
AR Conway Health Facilities Board,
   Conway Regional Medical Center:
   Series 1999 A,
     6.400% 08/01/29                   425,000      440,304
   Series 1999 B,
     6.400% 08/01/29                 1,000,000    1,034,820
AZ Yavapai County Industrial Development
   Authority, Yavapai Regional Medical Center,
   Series 2003 A,
     6.000% 08/01/33                   275,000      275,742
CA Health Facilities Financing
   Authority, Cedars-Sinai Medical Center,
   Series 1999 A,
     6.125% 12/01/30                   750,000      791,272
CA Rancho Mirage Joint Powers
   Financing Authority, Eisenhower
   Medical Center, Series 2004,
     5.625% 07/01/29                 1,000,000      992,630
CO Health Facilities Authority:
   National Jewish Medical & Research Center:
   Series 1998,
     5.375% 01/01/23                   330,000      307,058
   Series 1998 B,
     5.375% 01/01/29                   750,000      674,130
   Parkview Medical Center, Inc.,
   Series 2001,
     6.600% 09/01/25                   300,000      310,395
FL Orange County Health Facilities
   Authority, Orlando Regional Healthcare,
   Series 2002,
     5.750% 12/01/32                   200,000      202,682
FL South Lake County Hospital District,
   South Lake Hospital, Inc., Series 2003,
     6.375% 10/01/34                   500,000      498,815
FL Tampa, H. Lee Moffitt Cancer
   Center, Series 1999 A,
     5.750% 07/01/29                 2,000,000    2,024,240
FL West Orange Healthcare District,
   Series 2001 A,
     5.650% 02/01/22                   525,000      525,598
IL Health Facilities Authority:
   Swedish American Hospital, Series 2000,
     6.875% 11/15/30                   500,000      543,865
   Thorek Hospital & Medical Center,
   Series 1998,
     5.250% 08/15/18                   600,000      564,420
IL Southwestern Illinois Development
   Authority, Anderson Hospital,
   Series 1999,
     5.500% 08/15/20                   225,000      218,176



See notes to investment portfolio.

May 31, 2004 (Unaudited)


MUNICIPAL BONDS (CONTINUED)            PAR (S)    VALUE (S)
-----------------------------------------------------------
HEALTH CARE (CONTINUED)
HOSPITALS (CONTINUED)
IN Health Facility Authority, Community
   Foundation, Northwest Indiana, Inc.,
   Series 2004 A,
     6.000% 03/01/34                   575,000      548,096
LA Public Facilities Authority,
   Touro Infirmary, Series 1999,
     5.625% 08/15/29                   350,000      344,180
MA Health & Educational
   Facilities Authority:
   Jordan Hospital, Series 2003 E,
     6.750% 10/01/33                   500,000      508,665
   Milford-Whitinsville Regional Hospital,
   Series 2002 D,
     6.350% 07/15/32                 1,000,000    1,002,510
MD Health & Higher Education
   Facilities Authority, Adventist Healthcare,
   Series 2003 A:
     5.000% 01/01/16                   400,000      391,040
     5.750% 01/01/25                   600,000      594,252
MI Dickinson County Healthcare System,
   Series 1999,
     5.700% 11/01/18                   750,000      719,370
MI Flint Hospital Building Authority,
   Hurley Medical Center, Series 1998 A,
     5.375% 07/01/20                   450,000      412,852
MN St. Paul Housing & Redevelopment
   Authority, HealthEast Project,
   Series 1997 A,
     5.700% 11/01/15                 1,000,000      956,180
MN Washington County Housing &
   Redevelopment Authority,
   HealthEast, Inc., Series 1998,
     5.250% 11/15/12                 1,300,000    1,253,681
NC Medical Care Commission,
   Stanly Memorial Hospital, Series 1999,
     6.375% 10/01/29                 1,915,000    2,025,821
NH Higher Educational Facilities Authority:
   Catholic Medical Center,
   Series 2002,
     6.125% 07/01/32                   400,000      400,120
   Littleton Hospital Association, Inc.,
   Series 1998 A:
     5.900% 05/01/28                   780,000      672,617
     6.000% 05/01/28                   625,000      546,113
NJ Health Care Facilities Financing
   Authority Revenue, Capital Health
   Systems Obligated Group,
   Series, 2003 A,
     5.000% 07/01/23                   650,000      661,005
NV Henderson Healthcare Facility
   Revenue, Catholic Healthcare West,
   Series 1998,
     5.375% 07/01/26                   500,000      461,420




                                       PAR (S)    VALUE (S)
-----------------------------------------------------------
NY State Dormitory Authority Revenue:
   North Shore - Long Island Jewish
   Medical Center, Series 2003,
     5.500% 05/01/33                   300,000      299,553
   South Nassau Communities
   Hospital, Series 2003,
     5.500% 07/01/23                   550,000      555,847
OH Belmont County, East Ohio
   Regional Hospital, Series 1998,
     5.700% 01/01/13                   900,000      798,642
OH Highland County Joint Township
   Hospital District, Series 1999,
     6.750% 12/01/29                   950,000      878,285
OH Lakewood Hospital Improvement
   Revenue, Lakewood Hospital
   Association, Series 2003,
     5.500% 02/15/14                   600,000      633,468
OH Miami County, Upper Valley Medical
   Center, Inc., Series 1996 A,
     6.375% 05/15/26                 1,000,000    1,019,010
OH Sandusky County, County
   Memorial Hospital,
   Series 1998,
     5.150% 01/01/10                   250,000      251,193
PA Allegheny County Hospital
   Development, Ohio Valley General
   Hospital, Series 1998 A,
     5.450% 01/01/28                 1,000,000      898,500
PA Pottsville Hospital Authority, Pottsville
   Hospital & Warne Clinic, Series 1998,
     5.500% 07/01/18                 1,000,000      911,990
SC Jobs-Economic Development
   Authority, Bon Secours Health
   Care Systems, Inc., Series 2002 A,
     5.500% 11/15/23                 1,750,000    1,693,143
SC Lexington County Health Services
   District, Inc., Hospital Improvement,
   Series 2003,
     5.500% 11/01/23                   750,000      753,248
TX Comal County Health Facilities
   Development, McKenna Memorial,
   Series 2002 A,
     6.250% 02/01/32                   500,000      500,940
TX Richardson Hospital Authority,
   Baylor Richardson Medical Center,
   Series 1998,
     5.625% 12/01/28                 1,000,000      935,170
TX Tyler Health Facilities Development
   Corp., Mother Frances Hospital,
   Series 2001,
     6.000% 07/01/31                 1,000,000    1,006,930
VA Prince William County Industrial
   Development Authority Revenue,
   Potomac Hospital Corp., Series 2003,
     5.200% 10/01/30                   650,000      618,651



See notes to investment portfolio.

May 31, 2004 (Unaudited)


MUNICIPAL BONDS (CONTINUED)            PAR (S)    VALUE (S)
-----------------------------------------------------------
HEALTH CARE (CONTINUED)
HOSPITALS (CONTINUED)

VT Educational & Health Buildings Finance
   Agency, Brattleboro Memorial Hospital,
   Series 1998,
     5.375% 03/01/28                 1,075,000      975,272
WA Health Care Facilities Authority,
   Kadlec Medical Center,
   Series 2001,
     5.875% 12/01/21                   600,000      636,924
WI Health & Educational
   Facilities Authority:
   Aurora Health Care, Inc.,
   Series 2003,
     6.400% 04/15/33                   525,000      540,782
   Fort HealthCare, Inc. Project,
   Series 2004,
     5.750% 05/01/29                 1,000,000      976,670
   Wheaton Franciscan Services,
   Series 2002,
     5.750% 08/15/30                   600,000      615,648
                                                -----------
                               Hospitals Total   36,401,935
                                                -----------
INTERMEDIATE CARE FACILITIES - 1.0%
IL Health Facilities Financing Authority,
   Hoosier Care, Inc., Series 1999 A,
     7.125% 06/01/34                 1,200,000      974,184
IN Health Facilities Financing
   Authority, Hoosier Care, Inc.,
   Series 1999 A,
     7.125% 06/01/34                   150,000      121,773
PA Economic Development
   Financing Authority, Northwestern
   Human Services, Inc., Series 1998 A,
     5.250% 06/01/14                 2,510,000    1,997,835
                                                -----------
            Intermediate Care Facilities Total    3,093,792
                                                -----------
NURSING HOMES - 5.7%
AK Juneau, St. Ann's Care Center,
   Series 1999,
     6.875% 12/01/25                 1,250,000    1,257,175
CO Health Facilities Authority:
   American Housing Foundation I, Inc.
   Project, Series 2003,
     8.500% 12/01/31                   470,000      443,215
   Pioneer Healthcare, Series 1989,
     10.500% 05/01/19                1,790,000    1,519,137
   Volunteers of America:
   Series 1998 A:
     5.450% 07/01/08                   300,000      291,867
     5.750% 07/01/20                   865,000      763,224
   Series 1999 A,
     6.000% 07/01/29                   350,000      305,035





                                        PAR (S)    VALUE (S)
------------------------------------------------------------
IA Finance Authority,
   Care Initiatives Project:
   Series 1996,
     9.250% 07/01/25                   985,000    1,147,436
   Series 1998 B:
     5.750% 07/01/18                   550,000      494,488
     5.750% 07/01/28                 1,475,000    1,231,197
IN Gary Industrial Economic Development,
   West Side Health Care Center,
   Series 1987 A,
     11.500% 10/01/17 (c)            1,330,000      665,000
IN Michigan City Health Facilities,
   Metro Health Foundation, Inc. Project,
   Series 1993,
     11.000% 11/01/22 (d)            3,085,000      401,050
MA Development Finance Agency:
   Alliance Health Care Facilities,
   Series 1999,
     7.100% 07/01/32                 1,300,000    1,223,079
   American Health Woodlawn Manor, Inc.:
   Series 2000 A,
     7.750% 12/01/27                 1,533,135    1,282,835
   Series 2000 B,
     10.250% 06/01/27 (c)              475,907      327,338
MN Sartell, Foundation for Healthcare,
   Series 1999 A,
     6.625% 09/01/29                 1,145,000    1,082,380
PA Chester County Industrial
   Development Authority, RHA Nursing

   Home, Series 2002,
     8.500% 05/01/32                 1,595,000    1,519,126
PA Washington County Industrial
   Development Authority, AHF
   Project, Series 2003,
     6.500% 01/01/29                 1,211,000    1,127,041
TN Metropolitan Government,
   Nashville & Davidson Counties
   Health & Education Facilities,
   AHF Project, Series 2003,
     6.500% 01/01/29                 1,141,000    1,061,894
TX Kirbyville Health Facilities
   Development Corp., Heartway III
   Project, Series 1997 A,
     10.000% 03/20/18 (c)              668,626      234,019
WA Kitsap County Housing Authority,
   Martha & Mary Nursing Home,
   Series 1996,
     7.100% 02/20/36                 1,000,000    1,165,400
WI Health & Educational Facilities
   Authority, Metro Health Foundation, Inc.,
   Series 1993,
     11.000% 11/01/22 (d)            2,775,000      360,750
                                                -----------
                           Nursing Homes Total   17,902,686
                                                -----------
                             HEALTH CARE TOTAL   79,422,804
                                                -----------

-----------------------------------------------------------


See notes to investment portfolio.

May 31, 2004 (Unaudited)


MUNICIPAL BONDS (CONTINUED)            PAR (S)    VALUE (S)
-----------------------------------------------------------
HOUSING - 8.6%
ASSISTED LIVING/SENIOR - 2.7%
DE Kent County, Heritage at Dover,
   Series 1999, AMT,
     7.625% 01/01/30                 1,690,000    1,395,517
GA Columbus Housing Authority, The
   Gardens at Calvary, Series 1999,
     7.000% 11/15/19                   495,000      417,404
IL Development Finance Authority,
   Care Institute, Inc., Series 1995,
     8.250% 06/01/25                 1,245,000    1,183,895
MN Roseville, Care Institute, Inc.,
   Series 1993,
     7.750% 11/01/23 (c)             1,740,000    1,131,000
NC Medical Care Commission,
   DePaul Community Facilities Project,
   Series 1999,
     7.625% 11/01/29                 1,470,000    1,497,357
NY Huntington Housing Authority, Gurwin
   Jewish Senior Center, Series 1999:
     5.875% 05/01/19                   700,000      653,023
     6.000% 05/01/29                   775,000      704,235
TX Bell County Health Facilities
   Development Corp., Care Institute, Inc.,
   Series 1994,
     9.000% 11/01/24                 1,700,000    1,532,686
                                                -----------
                  Assisted Living/Senior Total    8,515,117
                                                -----------
MULTI-FAMILY - 5.9%

AZ Maricopa County Industrial Development
   Authority, National Health Facilities,
   Series 1998 A,
     5.100% 01/01/33                 4,500,000    4,434,480
DE Wilmington, Electra Arms Senior
   Association Project, Series 1998, AMT,
     6.250% 06/01/28                   940,000      740,006
FL Broward County Housing Finance
   Authority, Chaves Lake Apartment Project,
   Series 2000, AMT,
     7.500% 07/01/40                   750,000      735,225
FL Clay County Housing Finance Authority,
   Madison Commons Apartments,
   Series 2000 A, AMT,
     7.450% 07/01/40                   740,000      729,892
MN Lakeville, Southfork Apartments Project:
   Series 1989 A,
     9.875% 02/01/20                 2,570,000    2,575,191
   Series 1989 B,
     (a) 02/01/20                      903,000      446,804
MN Robbinsdale Economic
   Development Authority, Broadway
   Court, Series 1999 A,
     6.875% 01/01/26                   500,000      448,265
MN Washington County Housing &
   Redevelopment Authority, Cottages
   of Aspen, Series 1992, AMT,
     9.250% 06/01/22                   990,000    1,012,117




                                       PAR (S)    VALUE (S)
-----------------------------------------------------------
MN White Bear Lake, Birch Lake
   Townhome Project:
   Series 1989 A, AMT,
     10.250% 07/15/19                2,200,000    2,201,540
   Series 1989 B, AMT,
     (a) 07/15/19                      691,000      336,109
NY Nyack Housing Assistance Corp.,
   Nyack Plaza Apartments,
   Series 1979,
     7.375% 06/01/21                   267,139      258,887
Resolution Trust Corp., Pass-Through
   Certificates, Series 1993 A,
     8.500% 12/01/16 (e)               546,075      523,445
TX Affordable Housing Corp.,
   NHT/GTEX Project, Series 2001 C,
     10.000% 10/01/31 (c)              870,000      217,500
TX Department of Housing &
   Community Affairs, Pebble Brooks
   Apartments, Series 1998, AMT,
     5.500% 12/01/18                 1,000,000    1,031,400
TN Franklin Industrial Development
   Board, Landings Apartment Project,
   Series 1996 B,
     8.750% 04/01/27                   845,000      864,866
TX El Paso County Housing Finance Corp.,
   American Village Communities:
   Series 2000 C,
     8.000% 12/01/32                   385,000      389,481
   Series 2000 D,
     10.000% 12/01/32                  415,000      421,611
VA Alexandria Redevelopment & Housing
   Authority, Courthouse Commons
   Apartments, Series 1990 A, AMT,
     10.000% 01/01/21                1,500,000    1,287,195
                                                -----------
                            Multi-Family Total   18,654,014
                                                -----------
                                 HOUSING TOTAL   27,169,131
                                                -----------

-----------------------------------------------------------
INDUSTRIAL - 4.3%
FOOD PRODUCTS - 1.2%
GA Cartersville Development Authority,
   Anheuser Busch Project, Series 1989 A,
   AMT,
     5.950% 02/01/32                 1,000,000    1,024,570
IN Hammond, American Maize
   Products Co., Series 1994, AMT,
     8.000% 12/01/24                   510,000      535,576
LA Southern Louisiana Port Commission,
   Cargill, Inc. Project, Series 1997,
     5.850% 04/01/17                 1,000,000    1,047,820
MI Strategic Fund, Michigan
   Sugar Co., Sebewaing Project,
   Series 1998 A,
     6.250% 11/01/15                 1,250,000    1,167,413
                                                -----------
                           Food Products Total    3,775,379
                                                -----------



See notes to investment portfolio.

May 31, 2004 (Unaudited)


MUNICIPAL BONDS (CONTINUED)            PAR (S)    VALUE (S)
-----------------------------------------------------------
INDUSTRIAL (CONTINUED)
FOREST PRODUCTS - 1.5%

AL Camden Industrial Development
   Board, Weyerhaeuser Co.,
   Series 2003 B, AMT,
     6.375% 12/01/24                   550,000      573,270
AL Courtland Industrial Development
   Board Environmental Improvement
   Revenue, International Paper Co.,
   Series 2003 B, AMT,
     6.250% 08/01/25                 1,000,000    1,015,230
AL Phenix City Industrial Development
   Board Environmental Improvement
   Revenue, Meadwestvaco Corp.,
   Series 2002 A, AMT,
     6.350% 05/15/35                   550,000      567,292
GA Rockdale County Development
   Authority, Solid Waste Disposal,
   Visy Paper, Inc., Series 1993, AMT,
     7.500% 01/01/26                 1,800,000    1,844,406
MI Delta County Economic Development
   Corp., Environmental Import, Mead
   Westvaco-Escanaba, Series 2002 B, AMT,
     6.450% 04/15/23                   450,000      464,238
VA Bedford County Industrial Development
   Authority, Nekoosa Packaging Corp.,
   Series 1998, AMT,
     5.600% 12/01/25                   400,000      357,192
                                                -----------
                         Forest Products Total    4,821,628
                                                -----------
MANUFACTURING - 0.6%

IL Will-Kankakee Regional Development
   Authority, Flanders Corp. Precisionaire
   Project, Series 1997, AMT,
     6.500% 12/15/17                   820,000      799,918
TX Trinity River Authority, Texas
   Instruments Project,
   Series 1996, AMT,
     6.200% 03/01/20                 1,000,000    1,038,750
                                                -----------
                           Manufacturing Total    1,838,668
                                                -----------
METALS & MINING - 0.3%
NV Department of Business & Industry,
   Wheeling-Pittsburgh Steel Corp.,
   Series 1999 A, AMT,
     8.000% 09/01/14 (e)               948,387      722,519
VA Greensville County Industrial Development
   Authority, Wheeling-Pittsburgh Steel Corp.,
   Series 1999 A, AMT,
     7.000% 04/01/14                   500,000      386,555
                                                -----------
                         Metals & Mining Total    1,109,074
                                                -----------
OIL & GAS - 0.7%
TX Gulf Coast Industrial Development
   Authority, Solid Waste Disposal,
   Citgo Petroleum, Series 1998, AMT,
     8.000% 04/01/28                   500,000      521,685





                                       PAR (S)    VALUE (S)
-----------------------------------------------------------
VI Government Refinery Facilities,
   Hovensa Coker Project,
   Series 2002, AMT,
     6.500% 07/01/21 (b)               375,000      396,304
VI Public Finance Authority, Refinery
   Facilities Revenue, Hovensa Refinery:
   Series 2003, AMT,
     6.125% 07/01/22                   525,000      540,498
   Series 2004, AMT,
     5.875% 07/01/22                   600,000      607,248
                                                -----------
                               Oil & Gas Total    2,065,735
                                                -----------
                              INDUSTRIAL TOTAL   13,610,484
                                                -----------

-----------------------------------------------------------
OTHER - 7.3%
OTHER - 0.4%
NY Convention Center Operating Corp.,
   Yale Building Project, Series 2003,
     (a) 06/01/08                    1,700,000    1,411,527
                                                -----------
                                   Other Total    1,411,527
                                                -----------
POOL/BOND BANK - 0.3%
MI Municipal Bond Authority, Local
   Government Loan Project, Series 2001 A,
     5.375% 11/01/17                   750,000      803,715
                                                -----------
                          Pool/Bond Bank Total      803,715
                                                -----------
REFUNDED/ESCROWED (F) - 5.4%
CO Denver City & County Airport,
   Series 1992 C, AMT,
     6.125% 11/15/25                 5,120,000    5,417,403
CT Development Authority,
   Sewer Sludge Disposal Facilities,
   Series 1996, AMT,
     8.250% 12/01/06                   480,000      525,322
DC District of Columbia,
   Series 1999 A,
     5.375% 06/01/18                   695,000      771,492
GA Forsyth County Hospital Authority,
   Georgia Baptist Healthcare System,
   Series 1998,
     6.000% 10/01/08                   760,000      818,193
ID Health Facilities Authority,
   IHC Hospitals, Inc., Series 1992,
     6.650% 02/15/21                 1,750,000    2,147,407
IL University of Illinois, Series 2001 A,
     5.500% 08/15/17                   685,000      766,953
NC Lincoln County, Lincoln County
   Hospital, Series 1991,
     9.000% 05/01/07                   190,000      212,525
NY New York City,
   Series 1997 A,
     7.000% 08/01/07                    40,000       44,702
PA Delaware County, Health Facilities,
   Series 1996:
     6.000% 12/15/16                 1,400,000    1,541,316
     6.000% 12/15/26                 1,000,000    1,094,420





See notes to investment portfolio.

May 31, 2004 (Unaudited)


MUNICIPAL BONDS (CONTINUED)            PAR (S)    VALUE (S)
-----------------------------------------------------------
OTHER (CONTINUED)
REFUNDED/ESCROWED (F) (CONTINUED)
TN Shelby County, Health, Education &
   Housing Facilities Board, Open Arms
   Development Center:
   Series 1992 A,
     9.750% 08/01/19                   830,000    1,018,559
   Series 1992 C,
     9.750% 08/01/19                   810,000      991,408
TX Board of Regents, University of Texas,
   Series 2001 B,
     5.375% 08/15/18                   650,000      720,902
WV Hospital Finance Authority, Charleston
   Medical Center, Series 2000 A,
     6.750% 09/01/30                   805,000      960,132
                                                -----------
                       Refunded/Escrowed Total   17,030,734
                                                -----------
TOBACCO - 1.2%
CA Golden State Tobacco Securitization
   Authority, Asset Backed:
   Series 2003 A-1,
     6.250% 06/01/33                 1,800,000    1,619,028
   Series 2003 B,
     5.500% 06/01/43                   750,000      726,615
NJ Tobacco Settlement Financing Corp.,
   Series 2003,
     6.750% 06/01/39                 1,500,000    1,328,055
WA Tobacco Settlement Authority,
   Series 2002,
     6.625% 06/01/32                   250,000      218,023
                                                -----------
                                 Tobacco Total    3,891,721
                                                -----------
                                   OTHER TOTAL   23,137,697
                                                -----------

-----------------------------------------------------------
OTHER REVENUE - 2.3%
HOTELS - 0.3%
PA Philadelphia Authority for Industrial
   Development, Doubletree Project,
   Series 1997 A,
     6.500% 10/01/27                 1,000,000    1,005,760
                                                -----------
                                  Hotels Total    1,005,760
                                                -----------
RECREATION - 1.4%
CA Agua Caliente, Band of Cahuilla
   Indians Revenue, Series 2003,
     5.600% 07/01/13                 1,000,000      991,250
CT Gaming Authority, Mohegan Tribe,
   Series 2001,
     6.250% 01/01/31 (e)               275,000      284,713
CT Mashantucket Western Pequot
   Tribe, Series 1999 B,
     (a) 09/01/16 (e)                1,000,000      498,050
FL Capital Trust Agency, Seminole Tribe
   Convention Center, Series 2002 A,
     10.000% 10/01/33 (e)            1,350,000    1,623,969
NM Red River Sports Facility, Red River
   Ski Area Project, Series 1998,
     6.450% 06/01/07                   800,000      805,384
                                                -----------
                              Recreation Total    4,203,366
                                                -----------




                                       PAR (S)    VALUE (S)
-----------------------------------------------------------
RETAIL - 0.6%
NJ Economic Development Authority,
   Glimcher Properties LP Project,
   Series 1998, AMT,
     6.000% 11/01/28                 1,250,000    1,258,700
OH Lake County, North Madison Properties,
   Series 1993,
     8.819% 09/01/11                   675,000      662,337
                                                -----------
                                  Retail Total    1,921,037
                                                -----------
                           OTHER REVENUE TOTAL    7,130,163
                                                -----------

-----------------------------------------------------------
RESOURCE RECOVERY - 1.3%
DISPOSAL - 0.4%
MA Industrial Finance Agency,
   Peabody Monofill Associates, Inc.,
   Series 1995,
     9.000% 09/01/05                   435,000      445,797
UT Carbon County, Laidlaw Environmental:
   Series 1995 A, AMT,
     7.500% 02/01/10                   250,000      253,615
   Series 1997 A, AMT,
     7.450% 07/01/17                   500,000      505,425
                                                -----------
                                Disposal Total    1,204,837
                                                -----------
RESOURCE RECOVERY - 0.9%
MA Development Finance Agency,
   Ogden Haverhill Project,
   Series 1999 A, AMT,
     6.700% 12/01/14                   250,000      260,887
MA Industrial Finance Agency,
   Ogden Haverhill Project,
   Series 1998 A, AMT,
     5.500% 12/01/13                   500,000      489,700
PA Delaware County Industrial Development
   Authority, BFI Project, Series 1997 A,
     6.200% 07/01/19                 2,000,000    2,048,520
                                                -----------
                       Resource Recovery Total    2,799,107
                                                -----------
                       RESOURCE RECOVERY TOTAL    4,003,944
                                                -----------

-----------------------------------------------------------
TAX-BACKED - 25.3%
LOCAL APPROPRIATED - 0.5%
CA Compton Certificates of Participation,
   Civic Center & Capital Improvements,
   Series 1997 A,
     5.500% 09/01/15                 1,000,000    1,019,080
SC Dorchester County School District No. 2,
   Installment Purchase Revenue,
   Series 2004,
     5.250% 12/01/29                   650,000      626,132
                                                -----------
                      Local Appropriated Total    1,645,212
                                                -----------
LOCAL GENERAL OBLIGATIONS - 12.9%
CA East Side Union High School District,
   Series 2003 B,
     5.100% 02/01/20                 1,000,000    1,060,870
CA Fresno Unified School District,
   Series 2002 A,
     6.000% 02/01/18                 2,000,000    2,319,340




See notes to investment portfolio.

May 31, 2004 (Unaudited)


MUNICIPAL BONDS (CONTINUED)            PAR (S)    VALUE (S)
-----------------------------------------------------------
TAX-BACKED (CONTINUED)
LOCAL GENERAL OBLIGATIONS (CONTINUED)
CA Los Angeles Unified School District,
   Series 2002,
     5.750% 07/01/16                   700,000      794,899
CA Montebello Unified School District,
   Series 2001:
     (a) 08/01/21                    1,435,000      575,622
     (a) 08/01/23                    1,505,000      531,747
CA San Juan Unified School District,
   Series 2001,
     (a) 08/01/19                    2,210,000    1,008,091
IL Chicago Board of Education,
   Series 1997 A,
     5.250% 12/01/30 (g)            14,470,000   14,559,280
IL Cook County, Series 1997 A,
     5.625% 11/15/22                 4,200,000    4,496,226
NY New York City:
   Series 1997 A,
     7.000% 08/01/07                   960,000    1,053,302
   Series 1997 H,
     6.000% 08/01/17                 1,400,000    1,506,344
TX Dallas County Flood Control,
   District No. 1,
   Series 2002,
     7.250% 04/01/32                 1,000,000    1,012,300
TX Irving Independent School District,
   Series 1997,
     (a) 02/15/18                    1,000,000      497,250
TX San Antonio Independent School District,
   Series 1997,
     5.000% 08/15/27                 9,000,000    8,815,320
WA Clark County School District No. 37,
   Series 2001 C,
     (a) 12/01/18                    5,000,000    2,387,650
                                                -----------
               Local General Obligations Total   40,618,241
                                                -----------
SPECIAL NON-PROPERTY TAX - 3.6%
CA San Diego Redevelopment Agency,
   Series 2001,
     (a) 09/01/22                    1,910,000      710,520
FL Northern Palm Beach County
   Improvement District, Series 1999,
     6.000% 08/01/29                   750,000      808,222
IL Metropolitan Pier & Exposition Authority,
   McCormick Place Expansion Project,
   Series 1993 A,
     (a) 06/15/16                   10,000,000    5,541,900
OH Hamilton County,
   Series 2000 B,
     (a) 12/01/21                    5,000,000    2,035,300
PR Commonwealth Highway &
   Transportation Authority,
   Series 2003 AA:
     5.500% 07/01/18                   500,000      559,520
     5.500% 07/01/20                 1,500,000    1,668,555
                                                -----------
                Special Non-Property Tax Total   11,324,017
                                                -----------





                                       PAR (S)    VALUE (S)
-----------------------------------------------------------
SPECIAL PROPERTY TAX - 4.1%
CA Carson, Series 1992,
     7.375% 09/02/22                    35,000       35,383
CA Huntington Beach Community Facilities
   District, Grand Coast Resort,
   Series 2001-1,
     6.450% 09/01/31                   750,000      764,010
CA Oakdale Public Financing Authority,
   Tax Allocation Revenue, Central City
   Redevelopment Project,
   Series 2004,
     5.375% 06/01/33                 1,375,000    1,297,092
CA Orange County Community Facilities
   District, Ladera Ranch,
   Series 1999 A,
     6.700% 08/15/29                   500,000      523,135
CA Orange County Improvement Bond
   Act 1915, Phase IV, No. 01-1-B,
   Series 2003
     5.750% 09/02/33                   500,000      498,545
CA Placer Unified High School District,
   Series 2000 A,
     (a) 08/01/19                    1,700,000      776,611
CA Redwood City Community Facilities
   District, No. 1, Redwood, Series 2003 B,
     5.950% 09/01/28                   600,000      607,164
CA Riverside County Public Financing
   Authority, Redevelopment Projects,
   Series 1997 A,
     5.500% 10/01/22                   650,000      652,931
CA Temecula Valley Unified School
   District, No. 02-1, Series 2003,
     6.125% 09/01/33                   400,000      399,952
FL Celebration Community Development
   District, Special Assessment,
   Series 2003 A,
     6.400% 05/01/34                 1,000,000    1,013,480
FL Colonial Country Club Community
   Development, Capital Improvement
   Series 2003,
     6.400% 05/01/33                   740,000      755,533
FL Double Branch Community
   Development District, Special
   Assessment, Series 2002 A,
     6.700% 05/01/34                   700,000      733,341
FL Heritage Palms Community
   Development District, Series 1999,
     6.250% 11/01/04                   465,000      466,827
FL Islands at Doral Southwest
   Community Development District,
   Series 2003,
     6.375% 05/01/35                   380,000      388,128




See notes to investment portfolio.

May 31, 2004 (Unaudited)


MUNICIPAL BONDS (CONTINUED)            PAR (S)    VALUE (S)
-----------------------------------------------------------
TAX-BACKED (CONTINUED)
SPECIAL PROPERTY TAX (CONTINUED)
FL Lexington Oaks Community
   Development District:
   Series 1998 A,
     6.125% 05/01/19                   345,000      348,126
   Series 1998 B,
     5.500% 05/01/05                    35,000       35,112
   Series 2000 A,
     7.200% 05/01/30                   285,000      297,754
   Series 2002 A,
     6.700% 05/01/33                   250,000      258,335
FL Orlando, Conroy Road Interchange
   Project, Series 1998 A:
     5.500% 05/01/10                   180,000      182,900
     5.800% 05/01/26                   300,000      299,676
FL Stoneybrook Community
   Development District:
   Series 1998 A,
     6.100% 05/01/19                   315,000      317,980
   Series 1998 B,
     5.700% 05/01/08                    40,000       40,220
FL Westchester Community Development
   District No. 1 Special Assessment,
   Series 2003,
     6.125% 05/01/35                   425,000      422,446
MI Pontiac Finance Authority, Development
   Area No. 3, Series 2002,
     6.375% 06/01/31                   550,000      544,071
MI Taylor Tax Increment Finance Authority,
   Series 2001,
     5.375% 05/01/17                 1,220,000    1,302,301
                                                -----------
                    Special Property Tax Total   12,961,053
                                                -----------
STATE APPROPRIATED - 1.3%

CA State Public Works Board Lease
   Revenue, Coalinga State Hospital,
   Series 2004 A,
     5.500% 06/01/19                 1,000,000    1,048,630
NY State Urban Development Corp.,
   University Facilities Grants, Series 1995,
     5.875% 01/01/21                 1,000,000    1,125,640
PR Commonwealth of Puerto Rico
   Public Finance Corp., Series 2002 E,
     6.000% 08/01/26                 1,800,000    1,998,180
                                                -----------
                      State Appropriated Total    4,172,450
                                                -----------
STATE GENERAL OBLIGATIONS - 2.9%
CA, Series 2003,
     5.250% 02/01/23                   380,000      380,418
DC District of Columbia,
   Series 1999 A,
     5.375% 06/01/18                 1,700,000    1,797,070
TX, Series 1999 ABC,
     5.500% 08/01/35                 4,200,000    4,333,644
WA, Series 1999 B,
     5.000% 01/01/24                 2,500,000    2,505,975
                                                -----------
               State General Obligations Total    9,017,107
                                                -----------
                              TAX-BACKED TOTAL   79,738,080
                                                -----------




                                      PAR (S)    VALUE (S)
-----------------------------------------------------------
TRANSPORTATION - 6.1%
AIR TRANSPORTATION - 2.7%
CA Los Angeles Regional Airport,
   LAXFuel Corp.,
   Series 2001, AMT,
     5.250% 01/01/23                   750,000      743,812
CO Denver City & County Airport,
   United Airlines, Inc.,
   Series 1992 A, AMT,
     6.875% 10/01/32 (d)             1,645,000    1,246,137
FL Capital Trust Agency Revenue,
   Air Cargo - Orlando Project,
   Series 2003, AMT,
     6.750% 01/01/32                   500,000      462,365
KY Kenton County Airport Board,
   Delta Air Lines, Inc.,
   Series 1992 A, AMT,
     7.500% 02/01/12                   500,000      425,220
MN Minneapolis & St. Paul Metropolitan
   Airport Commission,
   Northwest Airlines, Inc.
   Series 2001 A, AMT,
     7.000% 04/01/25                   500,000      441,485
   Series 2001 B, AMT,
     6.500% 04/01/25                   250,000      239,055
NC Charlotte Special Facilities Revenue,
   Douglas International Airport,
   US Airways, Inc.:
   Series 1998, AMT,
     5.600% 07/01/27                   250,000      133,750
   Series 2000, AMT,
     7.750% 02/01/28                   750,000      536,048
NJ Economic Development Authority,
   Continental Airlines, Inc. Project,
   Series 1999, AMT,
     6.250% 09/15/29                   250,000      188,328
   Series 2003,
     9.000% 06/01/33                   750,000      775,650
TX Alliance Airport Authority:
   American Airlines Project,
   Series 1990, AMT,
     7.500% 12/01/29                 1,600,000    1,050,368
   Federal Express Corp. Project,
   Series 1996, AMT,
     6.375% 04/01/21                 1,000,000    1,040,820
TX Houston Industrial Development Corp.,
   Air Cargo, Perot Development,
   Series 2002, AMT,
     6.000% 03/01/23                   731,283      728,556
WA Seattle, Northwest Airlines, Inc.,
   Series 2000, AMT,
     7.250% 04/01/30                   500,000      444,605
                                                -----------
                      Air Transportation Total    8,456,199
                                                -----------



See notes to investment portfolio.

May 31, 2004 (Unaudited)


MUNICIPAL BONDS (CONTINUED)            PAR (S)    VALUE (S)
-----------------------------------------------------------
TRANSPORTATION (CONTINUED)
AIRPORTS - 0.9%
CO Denver City & County Airport,
   Series 1997 E,
     5.250% 11/15/23                 1,700,000    1,741,786
MA Port Authority, Series 1998 D,
     5.000% 07/01/28                 1,000,000      988,910
                                                -----------
                                Airports Total    2,730,696
                                                -----------
TOLL FACILITIES - 2.2%
CO Northwest Parkway Public
   Highway Authority, Series 2001 D,
     7.125% 06/15/41                 1,250,000    1,295,262
CO Public Highway Authority,
   Arapahoe County, E-470,
   Series 2000 B:
     (a) 09/01/18                    3,000,000    1,453,170
     (a) 09/01/35                    8,750,000      854,787
NY Triborough Bridge &
   Tunnel Authority, Series 2002,
     5.500% 11/15/20                 1,125,000    1,250,651
VA Richmond Metropolitan Authority,
   Series 1998,
     5.250% 07/15/22                 2,000,000    2,135,640
                                                -----------
                         Toll Facilities Total    6,989,510
                                                -----------
TRANSPORTATION - 0.3%
NV Department of Business &
   Industry, Las Vegas Monorail Project,
   Series 2000,
     7.375% 01/01/40                 1,000,000      978,310
                                                -----------
                          Transportation Total      978,310
                                                -----------
                          TRANSPORTATION TOTAL   19,154,715
                                                -----------

-----------------------------------------------------------
UTILITIES - 13.2%
INDEPENDENT POWER PRODUCERS - 2.6%
MI Midland County Economic
   Development Corp.,
   Series 2000, AMT,
     6.875% 07/23/09                 1,250,000    1,289,687
NY Port Authority of New York
   & New Jersey, KIAC Partners,
   Series 1996 IV, AMT,
     6.750% 10/01/11                 2,000,000    2,057,540
PA Carbon City Industrial Development
   Panther Creek Partners Project,
   Series 2000, AMT,
     6.650% 05/01/10                   275,000      294,344
PA Economic Development
   Finance Authority:
   Colver Project, Series 1994 D, AMT,
     7.125% 12/01/15                 1,500,000    1,547,550
   Northampton Generating,
   Series 1994 A, AMT,
     6.500% 01/01/13                 1,000,000    1,009,980




                                        PAR (S)    VALUE (S)
------------------------------------------------------------
PR Commonwealth of Puerto Rico
   Industrial, Educational, Medical &
   Environmental Cogeneration Facilities,
   AES Project, Series 2000, AMT,
     6.625% 06/01/26                   645,000      668,343
VA Pittsylvania County Industrial
Development Authority, Multi-trade of
   Pittsylvania, Series 1994 A, AMT:
     7.450% 01/01/09                 1,000,000      939,170
     7.550% 01/01/19                   500,000      450,335
                                                -----------
             Independent Power Producers Total    8,256,949
                                                -----------
INVESTOR OWNED - 6.0%
AZ Maricopa County Pollution Control,
   El Paso Electric Co., Series 2002 A,
     6.250% 05/01/37                 1,000,000    1,035,490
AZ Pima County Industrial Development
   Authority, Tucson Electric Power Co.,
   Series 1997 A, AMT,
     6.100% 09/01/25                   750,000      704,700
CA Chula Vista Industrial Development
   Revenue, San Diego Gas & Electric Co.,
   Series 1996 B, AMT,
     5.500% 12/01/21 (h)               625,000      633,775
CT Development Authority,
   Connecticut Light & Power Co.,
   Series 1993 B, AMT,
     5.950% 09/01/28                   200,000      207,600
FL Polk County Industrial Development
   Authority, Tampa Electric Co. Project,
   Series 1996, AMT,
     5.850% 12/01/30                 1,200,000    1,168,344
IL Bryant, Pollution Control Revenue,
   Central Illinois Light Co.,
   Series 1993,
     5.900% 08/01/23                 2,650,000    2,653,021
IN Petersburg Pollution Control Revenue,
   Indianapolis Power & Light Project,
   Series 1995,
     6.625% 12/01/24                 1,000,000    1,022,390
LA Calcasieu Parish Industrial
   Development Board, Entergy
   Gulf States, Inc.,
   Series 1999,
     5.450% 07/01/10                   500,000      510,955
LA West Feliciana Parish, Entergy
   Gulf States, Inc., Series 1999 B,
     6.600% 09/01/28                   500,000      511,165
MS State Business Finance Corp.,
   Systems Energy Resources Project,
   Series 1998,
     5.875% 04/01/22                 2,000,000    2,006,000
MT Forsyth Pollution Control,
   Portland General, Series 1998 A,
     5.200% 05/01/33                   300,000      311,739
NV Clark County Industrial Development
   Revenue, Nevada Power Co.,
   Series 1995 B, AMT,
     5.900% 10/01/30                   750,000      648,638



See notes to investment portfolio.

May 31, 2004 (Unaudited)


MUNICIPAL BONDS (CONTINUED)            PAR (S)    VALUE (S)
-----------------------------------------------------------
UTILITIES (CONTINUED)
INVESTOR OWNED (CONTINUED)
OH Air Quality Development Authority,
   Pollution Control, Cleveland Electric,
   Series 2002 A,
     6.000% 12/01/13                   900,000      921,645
TX Brazos River Authority Pollution Control,
   TXU Electric Co.:
   Series 2001 C, AMT,
     5.750% 05/01/36                   350,000      366,608
   Series 2003 C, AMT,
     6.750% 10/01/38                   900,000      944,361
VA Chesterfield County Industrial
   Development Authority, Pollution Control
   Revenue, Virginia Electric & Power Co.,
   Series 1987 B,
     5.875% 06/01/17                   250,000      265,808
WV Pleasant County, Western
   Pennsylvania Power Co.,
   Series 1999 E, AMT,
     5.500% 04/01/29                 4,750,000    4,830,228
                                                -----------
                          Investor Owned Total   18,742,467
                                                -----------
JOINT POWER AUTHORITY - 0.3%
NC Eastern Municipal Power Agency:
   Series 1999 D:
     5.500% 01/01/16                   285,000      297,876
     6.700% 01/01/19                   500,000      550,585
                                                -----------
                   Joint Power Authority Total      848,461
                                                -----------
MUNICIPAL ELECTRIC - 2.9%
CA Department of Water Resources, Power
   Supply Revenue Bonds, Series 2002 A,
     5.500% 05/01/14                 2,000,000    2,202,260
NY Long Island Power Authority,
   Series 1998 B,
     5.000% 04/01/10                 1,000,000    1,081,600
PR Electric Power Authority,
   Series 1998 II,
     5.125% 07/01/26                 2,000,000    2,027,180
WA Chelan County Public Utilities
   District No. 1, Columbia River
   Rock Hydroelectric, Series 1997,
     (a) 06/01/14                    5,000,000    3,119,400
WA Seattle Light &Power, Series 2001,
     5.500% 03/01/17                   750,000      801,795
                                                -----------
                      Municipal Electric Total    9,232,235
                                                -----------
WATER & SEWER - 1.4%
MA Water Resource Authority,
   Series 1997 D,
     5.000% 08/01/24                 3,000,000    3,012,450
MO Water & Sewer, Lee's Summit,
   Series 2002,
     5.250% 07/01/15                   500,000      531,575
MS V Lakes Utility District,
   Series 1994,
     8.250% 07/15/24                   500,000      477,470




                                       PAR (S)    VALUE (S)
-----------------------------------------------------------
NH Industrial Development Authority,
   Pennichuck Water Works, Inc.,
   Series 1988, AMT
     7.500% 07/01/18                   470,000      517,216
                                                -----------
                           Water & Sewer Total    4,538,711
                                                -----------
                               UTILITIES TOTAL   41,618,823
                                                -----------
TOTAL MUNICIPAL BONDS
(Cost of $311,404,699)                          304,081,298
                                                -----------

MUNICIPAL PREFERRED STOCKS - 1.7%       SHARES
-----------------------------------------------------------
HOUSING - 1.7%
MULTI-FAMILY - 1.7%
Charter Mac Equity Issue Trust:
     6.300% 04/30/19 (e)             1,000,000    1,007,720
     AMT, 6.625% 06/30/49 (e)        2,000,000    2,177,100
MuniMae Equity Issue Trust,
     AMT, 7.750% 06/30/50 (e)        2,000,000    2,251,720
                                                -----------
TOTAL MUNICIPAL PREFERRED STOCKS
   (Cost of $5,000,000)                           5,436,540
                                                -----------


SHORT-TERM OBLIGATIONS - 0.6%          PAR ($)
-----------------------------------------------------------
VARIABLE RATE DEMAND NOTES (I) - 0.6%
IA Woodbury County Educational
   Facility Revenue, Siouxland Medical
   Educational Foundation, Inc.,
   Series 1996,
     1.140% 11/01/16                   100,000      100,000
IL Health Care Facilities Authority,
   OSF Healthcare System,
   Series 2002,
     1.100% 11/15/27                   300,000      300,000
IL Quad Cities Regional Economic
   Development Authority Revenue,
   Two Rivers YMCA Project,
   Series 2002,
     1.140% 12/01/31                   200,000      200,000
MO Development Finance Board
   Infrastructure Facilities Revenue,
   St. Louis Convention Center,
   Series 2000 C,
     1.140% 12/01/20                   100,000      100,000
NY State, Series 1993 A-10,
     1.020% 08/01/16                   700,000      700,000
WY Uinta County Pollution Control Revenue,
   Chevron U.S.A. Inc. Project,
   Series 1992,
     1.080% 12/01/22                   500,000      500,000
                                                -----------
TOTAL SHORT-TERM OBLIGATIONS
   (Cost of $1,900,000)                           1,900,000
                                                -----------

TOTAL INVESTMENTS - 98.8%
   (Cost of $318,304,699)(j)                    311,417,838
                                                -----------

OTHER ASSETS & LIABILITIES, NET - 1.2%            3,629,312
-----------------------------------------------------------
NET ASSETS* - 100.0%                            315,047,150
                                                ===========




See notes to investment portfolio.

May 31, 2004 (Unaudited)


NOTES TO INVESTMENT PORTFOLIO:

*   Net assets represent both Common Shares and Auction Preferred Shares.
(a) Zero coupon bond.
(b) Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. At May 31, 2004, these securities amounted to $2,789,453, which represents 0.9% of net assets.

                                 ACQUISITION    ACQUISITION
       SECURITY                      DATE           COST
-----------------------------------------------------------
    CA Statewide Community
       Development Authority:
       Crossroads School for Arts
       & Sciences, Series 1998,
         6.000% 08/01/28            08/31/98    $1,280,000
       Eskaton Village - Grass Valley,
       Series 2000,
         8.250% 11/15/31            09/08/00     1,000,000
    VI Government Refinery Facilities,
       Hovensa Coker Project,
       Series 2002,
         6.500% 07/01/21            11/15/02       375,000
                                               -----------
                                                $2,655,000
                                               -----------

(c) The issuer is in default of certain debt covenants. Income is not being fully accrued. As of May 31, 2004, the value of these securities amounted to $2,574,857, which represents 0.8% of net assets.
(d) The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. As of May 31, 2004, the value of these securities amounted to $2,007,937, which represents 0.6% of net assets.
(e) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2004, these securities amounted to $9,089,236, which represents 2.9% of net assets.
(f) The Trust has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(g) A portion of the security with a market value of $3,028,572 pledged as collateral for open futures contracts.
(h) Security purchased is on a delayed delivery basis.
(i) Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates as of May 31, 2004.
(j) Cost for federal income tax purposes is $317,976,371.

 At May 31, 2004, the Trust held the following open short futures contracts:

                                                               UNREALIZED
                                 AGGREGATE      EXPIRATION    APPRECIATION
    TYPE           VALUE         FACE VALUE        DATE      (DEPRECIATION)
-----------------------------------------------------------------------------
10 Year U.S.
  Treasury Note $27,249,000     $28,576,933     Jun-2004        $1,327,933
U.S. Long Bond   34,722,187      34,699,747     Sept-2004          (22,440)
                                                              ------------
                                                                $1,305,493
                                                              ------------

       ACRONYM            NAME
------------------------------------------
         AMT      Alternative Minimum Tax

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2004 (Unaudited)


ASSETS:

Investments, at cost                           $318,304,699
                                               ------------
Investments, at value                          $311,417,838
Cash                                                 24,537
Receivable for:
   Investments sold                                  44,746
   Interest                                       5,344,360
   Futures variation margin                         317,184
Deferred Trustees' compensation plan                 13,603
Other assets                                         39,447
                                               ------------
   Total Assets                                 317,201,715
                                               ------------

LIABILITIES:
Payable for:
   Investments purchased on a delayed
      delivery basis                                625,000
   Distributions-- common shares                  1,245,040
   Distributions-- preferred shares                  19,776
   Preferred shares remarketing commissions           4,526
   Investment advisory fee                          199,218
   Pricing and bookkeeping fees                      18,949
   Custody fee                                        1,375
   Audit fee                                         27,078
Deferred Trustees' fees                              13,603
                                               ------------
   Total Liabilities                              2,154,565
                                               ------------

Auction Preferred Shares (4,800 shares issued
   and outstanding at $25,000 per share)       $120,000,000
                                               ------------


COMPOSITION OF NET ASSETS
   APPLICABLE TO COMMON SHARES:

Paid-in capital -- common shares               $263,244,152
Undistributed net investment income                 895,595
Accumulated net realized loss                   (63,511,229)
Net unrealized appreciation (depreciation) on:
   Investments                                   (6,886,861)
   Futures contracts                              1,305,493
                                               ------------
Net assets at value applicable to 31,134,627
   common shares of beneficial interest
   outstanding                                 $195,047,150
                                               ============

Net asset value per common share               $       6.26
                                               ============




STATEMENT OF OPERATIONS

For the Six Months Ended May 31, 2004 (Unaudited)



INVESTMENT INCOME:

Interest                                       $  9,468,517
Dividends                                             1,424
                                               ------------
   Total Investment Income                        9,469,941
                                               ------------

EXPENSES:

Investment advisory fee                           1,209,500
Transfer agent fee                                   30,557
Pricing and bookkeeping fees                         80,286
Trustees' fees                                        5,942
Preferred shares remarketing commissions            150,583
Custody fee                                           9,596
Other expenses                                       85,369
                                               ------------
   Total Expenses                                 1,571,833
Custody earnings credit                                (259)
                                               ------------
   Net Expenses                                   1,571,574
                                               ------------
Net Investment Income                             7,898,367
                                               ------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS AND
   FUTURES CONTRACTS:

Net realized loss on:
   Investments                                     (704,826)
   Futures contracts                             (2,167,971)
                                               ------------
      Net realized loss                          (2,872,797)
                                               ------------
Net change in unrealized appreciation/
   depreciation on:
   Investments                                   (7,749,182)
   Futures contracts                              1,210,143
                                               ------------
      Net change in unrealized appreciation/
        depreciation                             (6,539,039)
                                               ------------
Net Loss                                         (9,411,836)
                                               ------------
Net Decrease in Net Assets from Operations       (1,513,469)
                                               ------------

LESS DISTRIBUTIONS DECLARED TO
   PREFERRED SHAREHOLDERS:
From net investment income                         (590,277)
                                               ------------
Net Decrease in Net Assets from Operations
   Applicable to Common Shares                 $ (2,103,746)
                                               ------------




See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                                                              (UNAUDITED)
                                                                                              SIX MONTHS            YEAR
                                                                                                 ENDED              ENDED
                                                                                                MAY 31,         NOVEMBER 30,
INCREASE (DECREASE) IN NET ASSETS:                                                               2004               2003
-------------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
Net investment income                                                                         $  7,898,367       $ 16,652,711
Net realized loss on investments and futures contracts                                          (2,872,797)        (6,269,389)
Net change in unrealized appreciation/depreciation on investments and futures contracts         (6,539,039)         7,635,696
                                                                                              ------------       ------------
Net Increase (Decrease) from Operations                                                         (1,513,469)        18,019,018
                                                                                              ------------       ------------

LESS DISTRIBUTIONS DECLARED TO PREFERRED SHAREHOLDERS:

From net investment income                                                                        (590,277)        (1,158,676)
                                                                                              ------------       ------------
Net Increase (Decrease) in Net Assets from Operations Applicable to Common Shares               (2,103,746)        16,860,342
                                                                                              ------------       ------------

LESS DISTRIBUTIONS DECLARED TO COMMON SHAREHOLDERS:
From net investment income                                                                      (7,470,231)       (15,243,036)
                                                                                              ------------       ------------

SHARE TRANSACTIONS:
   Distributions reinvested                                                                        114,796            124,151
                                                                                              ------------       ------------
Total Increase (Decrease) in Net Assets Applicable to Common Shares                             (9,459,181)         1,741,457

NET ASSETS APPLICABLE TO COMMON SHARES:

Beginning of period                                                                            204,506,331        202,764,874
                                                                                              ------------       ------------
End of period (including undistributed net investment income
   of $895,595 and $1,057,736, respectively)                                                  $195,047,150       $204,506,331
                                                                                              ============       ============

NUMBER OF TRUST SHARES:
Common Shares:
   Issued for distributions reinvested                                                              17,353             19,292
Outstanding at:
   Beginning of period                                                                          31,117,274         31,097,982
                                                                                              ------------       ------------
   End of period                                                                                31,134,627         31,117,274
                                                                                              ------------       ------------

Preferred Shares:
   Outstanding at end of period                                                                      4,800              4,800
                                                                                              ------------       ------------


See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

May 31, 2004 (Unaudited)


NOTE 1. ORGANIZATION

Colonial High Income Municipal Trust (the "Trust") is a Massachusetts business trust registered under the Investment Company Act of 1940 (the "Act"), as amended, as a diversified, closed-end management investment company.

INVESTMENT GOAL
The Trust seeks to provide high current income, generally exempt from federal income taxes. The Trust's secondary goal is to seek total return.

TRUST SHARES
The Trust may issue an unlimited number of common shares. On August 26, 1999, the Trust issued 4,800 Auction Preferred Shares ("APS").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

SECURITY VALUATION
Debt securities generally are valued by a pricing service approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

FUTURES CONTRACTS
The Trust may invest in municipal and U.S. Treasury futures contracts. The Trust may invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Trust and not for trading purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, Inc. of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded on the Trust's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Trust deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Trust equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Trust also identifies portfolio securities as segregated with the custodian in a separate account in an amount equal to the futures contract. The Trust recognizes a realized gain or loss when the contract is closed or expires.

OPTIONS
The Trust may write call and put options on futures it owns or in which it may invest. Writing put options tends to increase the Trust's exposure to the underlying instrument. Writing call options tends to decrease the

May 31, 2004 (Unaudited)


Trust's exposure to the underlying instrument. When the Trust writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future transaction to determine the realized gain or loss. The Trust as a writer of an option has no control over whether the underlying future may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future underlying the written option. There is the risk the Trust may not be able to enter into a closing transaction because of an illiquid market.

The Trust may also purchase put and call options. Purchasing call options tends to increase the Trust's exposure to the underlying instrument. Purchasing put options tends to decrease the Trust's exposure to the underlying instrument. The Trust pays a premium, which is included in the Trust's Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future transaction to determine the realized gain or loss. The Trust's custodian will set aside cash or liquid portfolio securities equal to the amount of the written options contract commitment in a separate account.

RESTRICTED SECURITIES
Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer's expense either upon demand by the Trust or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Trust will not incur any registration costs upon such resale.

DELAYED DELIVERY SECURITIES
The Trust may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Trust to subsequently invest at less advantageous prices. The Trust identifies cash or liquid portfolio securities as segregated with the custodian in an amount equal to the delayed delivery commitment.

INCOME RECOGNITION

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Corporate actions and dividend income are recorded on the ex-date.

FEDERAL INCOME TAX STATUS
The Trust intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable or tax-exempt income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Trust intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Trust should not be subject to federal excise tax. Therefore no federal income or excise tax provision is recorded.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to common shareholders are recorded on ex-date. Distributions to Auction Preferred shareholders are recorded daily and payable at the end of each dividend period. Each dividend payment period for the APS is generally seven days. The applicable dividend rate for the APS on May 31, 2004 was 1.05% for Series T and 1.06% for Series W. For the six months ended May 31, 2004, the Trust declared dividends to Auction Preferred shareholders amounting to $590,277, representing an average APS dividend rate of 0.98%.

NOTE 3. FEDERAL TAX INFORMATION
The tax character of distributions paid during the year ended November 30, 2003 was as follows:
Distributions paid from:
   Tax-Exempt Income                            $16,377,912
   Ordinary Income*                                  23,800
   Long-Term Capital Gains                               --

     * For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at May 31, 2004, based on cost of investments for federal income tax purposes was:

   Unrealized appreciation                     $ 14,212,099
   Unrealized depreciation                      (20,770,632)
                                               ------------
   Net unrealized depreciation                 $ (6,558,533)
                                               ------------

May 31, 2004 (Unaudited)


The following capital loss carryforwards, determined as of November 30, 2003, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

            YEAR OF                   CAPITAL LOSS
          EXPIRATION                  CARRYFORWARD
 --------------------------------------------------
             2004                       $ 2,815,387
             2005                         5,926,653
             2007                         3,941,668
             2008                        14,340,573
             2009                         4,198,716
             2010                        12,980,738
             2011                         4,761,736
                                       ------------
                                        $48,965,471
                                       ------------

Capital loss carryforwards of $5,267,623 were utilized and/or expired during the year ended November 30, 2003 for the Trust.

Expired capital loss carryforwards are recorded as a reduction of paid-in capital.

NOTE 4. FEES AND COMPENSATION PAID TO AFFILIATES
Columbia Management Advisors, Inc. ("Columbia") is the investment advisor to the Trust. Prior to April 1, 2004, Columbia was an indirect, wholly owned subsidiary of FleetBoston Financial Corporation ("FleetBoston"). Effective April 1, 2004, FleetBoston, including the Trust's investment advisor, was acquired by Bank of America Corporation ("BOA"). The acquisition did not change the way the Trust is managed, the investment personnel assigned to manage the Trust or the fees paid by the Trust.

INVESTMENT ADVISORY FEE
Columbia provides administrative and other services to the Trust in addition to investment advisory services. Columbia receives a monthly investment advisory fee at the annual rate of 0.75% of the Trust's average weekly net assets, including assets applicable to the APS.

PRICING AND BOOKKEEPING FEES
Columbia is responsible for providing pricing and bookkeeping services to the Trust under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, Columbia pays the total fees received to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Trust, Columbia receives from the Trust an annual flat fee of $10,000 paid monthly, and in any month that the Trust's average weekly net assets, including assets applicable to APS, exceed $50 million, an additional monthly fee. The additional fee rate is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. This rate is applied to the average weekly net assets, including assets applicable to APS, of the Trust for that month. The Trust also pays additional fees for pricing services based on the number of securities held by the Trust. For the six months ended May 31, 2004, the Trust's annualized effective pricing and bookkeeping fee rate was 0.050%.

CUSTODY CREDITS
The Trust has an agreement with its custodian bank under which custody fees may be reduced by balance credits. The Trust could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

FEES PAID TO OFFICERS AND TRUSTEES
The Trust pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Trust's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Trust's assets.

OTHER
Columbia provides certain services to the Trust related to Sarbanes-Oxley compliance. For the six months ended May 31, 2004, the Trust paid $802 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

NOTE 5. PORTFOLIO INFORMATION

For the six months ended May 31, 2004, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $20,915,235 and $21,905,126, respectively.

NOTE 6. PREFERRED SHARES

The Trust currently has outstanding 4,800 APS (2,400 shares each of Series T and Series W). The APS are redeemable at the option of the Trust on any dividend payment date at the redemption price of $25,000 per share, plus an amount equal to any dividends accumulated on a daily basis unpaid through the redemption date (whether or not such dividends have been declared).

Under the Act, the Trust is required to maintain asset coverage of at least 200% with respect to the APS as of the last business day of each month in which any APS are outstanding. Additionally, the Trust is required to

May 31, 2004 (Unaudited)


meet more stringent asset coverage requirements under the terms of the APS Agreement and in accordance with the guidelines prescribed by the APS' rating agencies. Should these requirements not be met, or should dividends accrued on the APS not be paid, the Trust may be restricted in its ability to declare dividends to common shareholders or may be required to redeem certain APS. At May 31, 2004, there were no such restrictions on the Trust.

NOTE 7. DISCLOSURE OF SIGNIFICANT RISKS
AND CONTINGENCIES

GEOGRAPHIC CONCENTRATION
The Trust has greater than 5% of its total investments at May 31, 2004 invested in debt obligations issued by the states of California, Colorado, Florida, Illinois and Texas and their respective political subdivisions, agencies and public authorities. The Trust is more susceptible to economic and political factors adversely affecting issuers of the specific state's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

HIGH-YIELD SECURITIES
Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. Government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk bonds." Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent there is no established secondary market.

INDUSTRY FOCUS
The Trust may focus its investments in certain industries, subjecting it to greater risk than a trust that is more diversified.

LEGAL PROCEEDINGS
Columbia and Columbia Funds Distributor, Inc. ("CFDI"), and certain of their affiliates (collectively, "the Columbia Group") have received information requests and subpoenas from various regulatory and law enforcement authorities in connection with their investigations of late trading and market timing in mutual funds, as well as other industry wide issues. The Columbia Group has not uncovered any instances where Columbia or CFDI were knowingly involved in late trading of mutual fund shares.

On February 24, 2004, the Securities and Exchange Commission ("SEC") filed a civil complaint in the United States District Court for the District of Massachusetts against Columbia and CFDI, alleging that they had violated certain provisions of the federal securities laws in connection with trading activity in mutual fund shares. Also on February 24, 2004, the New York Attorney General ("NYAG") filed a civil complaint in New York Supreme Court, County of New York against Columbia and CFDI alleging that Columbia and CFDI had violated certain New York anti-fraud statutes. If either Columbia or CFDI is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor or distributor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could prevent Columbia, CFDI or any company that is an affiliated person of Columbia and CFDI from serving as an investment advisor or distributor for any registered investment company, including your fund. Your fund has been informed by Columbia and CFDI that, if these results occur, they will seek exemptive relief from the SEC to permit them to continue to serve as your fund's investment advisor and distributor. There is no assurance that such exemptive relief will be granted. On March 15, 2004, Columbia and CFDI entered into agreements in principle with the SEC Division of Enforcement and NYAG in settlement of the charges. Under the agreements, Columbia and CFDI agreed, among other things, to the following conditions: payment of $70 million in disgorgement; payment of $70 million in civil penalties; an order requiring Columbia and CFDI to cease and desist from violations of the antifraud provisions and other provisions of the federal securities laws; governance changes designed to maintain the independence of the mutual fund boards of trustees and ensure compliance with securities laws and their fiduciary duties; and retention of an independent consultant to review Columbia's and CFDI's compliance policies and procedures. The agreement requires the final approval of the SEC. In a separate agreement with the NYAG, the Columbia Group has agreed to reduce mutual fund fees by $80 million over a five-year period.

May 31, 2004 (Unaudited)


As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

In connection with the events described in detail above, various parties have filed suit against certain trusts, their Boards and/or FleetBoston (and affiliated entities). These suits and certain regulatory investigations are ongoing. Accordingly, an estimate of the financial impact of this litigation on any trust, if any, cannot currently be made.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period is as follows (common shares unless otherwise stated):

                                                       (UNAUDITED)
                                                       SIX MONTHS                                                    PERIOD
                                                          ENDED                 YEAR ENDED NOVEMBER 30,               ENDED
                                                         MAY 31,  -------------------------------------------------  NOVEMBER 30,
                                                          2004        2003        2002        2001        2000       1999 (a)
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                    $    6.57   $    6.52   $    6.93   $    6.92   $    7.49   $    8.49
                                                        ---------   ---------   ---------   ---------   ---------   ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                        0.26(b)     0.54(b)     0.57(b)(c)  0.61(b)     0.62(d)     0.46
Net realized and unrealized gain (loss) on
   investments and futures contracts                        (0.31)       0.04       (0.42)(c)   (0.04)      (0.54)      (0.92)
                                                        ---------   ---------   ---------   ---------   ---------   ---------
   Total from Investment Operations                         (0.05)       0.58        0.15        0.57        0.08       (0.46)
                                                        ---------   ---------   ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS DECLARED TO PREFERRED SHAREHOLDERS:
From net investment income                                  (0.02)      (0.04)      (0.06)      (0.12)      (0.16)      (0.04)
                                                        ---------   ---------   ---------   ---------   ---------   ---------
   Total from Investment Operations Applicable
      to Common Shareholders                                (0.07)       0.54        0.09        0.45       (0.08)      (0.50)
                                                        ---------   ---------   ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS DECLARED TO COMMON SHAREHOLDERS:
From net investment income                                  (0.24)      (0.49)      (0.50)      (0.44)      (0.48)      (0.45)
                                                        ---------   ---------   ---------   ---------   ---------   ---------
LESS SHARE TRANSACTIONS:
Commissions and offering costs--preferred shares               --          --          --          --       (0.01)      (0.05)
                                                        ---------   ---------   ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD                          $    6.26   $    6.57   $    6.52   $    6.93   $    6.92   $    7.49
                                                        =========   =========   =========   =========   =========   =========
Market price per share--common shares                   $    5.79   $    6.45   $    6.26   $    6.38   $    5.75   $    6.13
                                                        =========   =========   =========   =========   =========   =========
Total return--based on market value--common shares (e)      (6.79)%(f)  11.17%       5.81%      18.56%       1.05%     (21.72)%(f)
                                                        =========   =========   =========   =========   =========   =========
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Expenses (g)(h)                                              1.55%(i)    1.54%       1.49%       1.59%       1.60%       1.13%(i)
Net investment income before preferred stock dividend (g)(h) 7.81%(i)    8.30%       8.36%(c)    8.67%       8.63%       6.18%(i)
Net investment income after preferred stock dividend (g)(h)  7.23%(i)    7.72%       7.53%(c)    7.00%       6.37%       5.67%(i)
Portfolio turnover rate                                         7%(f)      14%         15%         15%         10%         16%(f)
Net assets, end of period (000's)--common shares        $ 195,047   $ 204,506   $ 202,765   $ 215,348   $ 214,975   $ 232,540

(a)The Trust changed its fiscal year end from December 31 to November 30.
(b)Per share data was calculated using average shares outstanding during the period.
(c)Effective December 1, 2001, the Trust adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change, for the year ended November 30, 2002 was to increase the ratio of net investment income to average net assets from 8.31% to 8.36% and increase the ratio of net investment income (adjusted for dividend payments to preferred shareholders) from 7.48% to 7.53%. The impact to net investment income and net realized and unrealized loss per share was less than $0.01. Per share data and ratios for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.
(d)The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.
(e)Total return at market value assuming all distributions reinvested at prices calculated in accordance with the Dividend Reinvestment Plan.
(f)Not annualized.
(g)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(h)Ratios reflect average net assets available to common shares only.
(i)Annualized.

Selected data for a share outstanding throughout each period is as follows (common shares unless otherwise stated):

                                                                             YEAR ENDED DECEMBER 31,
                                                  ---------------------------------------------------------------------------
                                                     1998         1997         1996         1995         1994         1993
-----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD              $     8.56   $     8.34   $     8.55   $     7.96   $     8.67   $     8.78
                                                  ----------   ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                   0.52         0.55         0.56         0.60         0.62         0.67
Net realized and unrealized gain (loss) on
   investments and futures contracts                   (0.07)        0.22        (0.19)        0.58        (0.72)       (0.11)
                                                  ----------   ----------   ----------   ----------   ----------   ----------
   Total from Investment Operations
      Applicable to Common Shareholders                 0.45         0.77         0.37         1.18        (0.10)        0.56
                                                  ----------   ----------   ----------   ----------   ----------   ----------
LESS DISTRIBUTIONS DECLARED TO COMMON SHAREHOLDERS:
From net investment income                             (0.52)       (0.55)       (0.58)       (0.59)       (0.61)       (0.67)
                                                  ----------   ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD                    $     8.49   $     8.56   $     8.34   $     8.55   $     7.96   $     8.67
                                                  ==========   ==========   ==========   ==========   ==========   ==========
Market price per share--common shares             $     8.31   $     8.63   $     8.25   $     7.38   $     6.88   $     8.25
                                                  ==========   ==========   ==========   ==========   ==========   ==========
Total return--based on market value--
   common shares (a)                                    2.47%       11.60%       20.09%       15.65%       (9.83)%       7.96%
                                                  ==========   ==========   ==========   ==========   ==========   ==========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (b)                                            0.93%        0.96%        1.00%        1.06%        1.03%        0.97%
Net investment income (b)                               6.02%        6.54%        6.74%        7.15%        7.44%        7.58%
Portfolio turnover rate                                   29%          17%          15%          23%          20%          29%
Net assets, end of period (000's)--common shares  $  263,705   $  265,190   $  257,768   $  264,467   $  245,967   $  268,130

(a)Total return at market value assuming all distributions reinvested at prices calculated in accordance with the Dividend Reinvestment Plan.
(b)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

ASSET COVERAGE REQUIREMENTS

                                                                                         INVOLUNTARY
                                                                  ASSET                  LIQUIDATING                 AVERAGE
                                   TOTAL AMOUNT                 COVERAGE                 PREFERENCE               MARKET VALUE
                                    OUTSTANDING                 PER SHARE                 PER SHARE                 PER SHARE
---------------------------------------------------------------------------------------------------------------------------------
05/31/04*                         $120,000,000                  $65,635                   $25,004                    $25,000
11/30/03                           120,000,000                   67,605                    25,003                     25,000
11/30/02                           120,000,000                   67,243                    25,002                     25,000
11/30/01                           120,000,000                   69,864                    25,004                     25,000
11/30/00                           120,000,000                   69,786                    25,009                     25,000
11/30/99 **                        120,000,000                   73,466                    25,021                     25,000

*  Unaudited.
** On August 26, 1999, the Trust began offering Auction Preferred Shares.

SHAREHOLDER MEETING RESULTS

RESULTS OF THE ANNUAL MEETING OF SHAREHOLDERS
On May 26, 2004, the Annual Meeting of Shareholders of the Trust was held to conduct a vote for or against the approval of the following Items listed on the Trust's Proxy Statement for said Meeting. On March 10, 2004, the record date for the Meeting, the Trust had 31,125,991 common shares outstanding. The votes cast were as follows:

        PROPOSAL 1.
        ELECTION OF TRUSTEES:                    FOR                WITHHELD
-------------------------------------------------------------------------------
        William E. Mayer                      26,276,559              893,371
        Charles R. Nelson                     26,420,791              749,139
        Patrick J. Simpson                    26,421,890              748,040
        Thomas C. Theobald                    26,409,108              760,822
        Richard L. Woolworth                  26,419,440              750,490



On March 10, 2004, the record date for the Meeting, the Trust had 4,800 preferred shares outstanding. The votes cast were as follows:

         PROPOSAL 2.
         ELECTION OF TRUSTEES:                    FOR                WITHHELD
-------------------------------------------------------------------------------
         Douglas A. Hacker                        4,780                  0
         William E. Mayer                         4,780                  0
         John J. Neuhauser                        4,780                  0
         Patrick J. Simpson                       4,780                  0
         Thomas E. Stitzel                        4,780                  0
         Thomas C. Theobald                       4,780                  0
         Richard L. Woolworth                     4,780                  0

DIVIDEND REINVESTMENT PLAN

COLONIAL HIGH INCOME MUNICIPAL TRUST

Shareholders may elect to have all distributions of dividends and capital gains automatically reinvested by EquiServe Trust Company, N.A. (the "Plan Agent"), as agent under the Trust's Dividend Reinvestment Plan (the "Plan"). Pursuant to the Plan, the provisions of which are described below, shareholders not making such an election will receive all such amounts in cash paid by check mailed directly to the shareholder by the Plan Agent, as the dividend paying agent.

If the Trustees of the Trust declare a dividend or determine to make a capital gain distribution payable either in shares of the Trust or in cash, as shareholders may have elected, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in shares of the Trust. If the market price of the shares on the payment date for the dividend or distribution is equal to or exceeds their net asset value, participants will be issued shares of the Trust at the higher of net asset value of 95% of the market price. If the net asset value exceeds the market price of Trust shares at such time, or if the Trust declares a dividend or other distribution payable only in cash, the Plan Agent will, as agent for Plan participants, buy Trust shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of the Trust's shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Trust's shares, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Trust. In circumstances in which the net asset value of Trust shares is more than 5% below their market price, participants in the Plan will be issued shares through the Plan at a price exceeding net asset value.

Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent. When a participant withdraws from the Plan or upon termination of the Plan as provided below, certificates for whole shares credited to the participant's account under the Plan will be issued and a cash payment will be made for any fraction of a share credited to such account. A shareholder's notice of election to participate in or withdraw from the Plan must be received by the Plan Agent before the record date for a dividend in order to be given effect with respect to that dividend.

In the case of shareholders such as banks, brokers or nominees holding shares for others who are the beneficial owners of those shares, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the shareholder of record as representing the total amount registered in such shareholder's name and held for the account of beneficial owners who are to participate in the Plan.

There is no charge to Plan participants for reinvesting dividends or distributions. The Plan Agent's fees for the handling of the reinvestment of dividends and distributions will be paid by the Trust. There will be no brokerage charges with respect to shares issued directly by the Trust as a result of dividends or distributions payable either in stock or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends or distributions.

The automatic reinvestment of dividends and distributions will not relieve participants of any income tax that may be payable on such dividends or distributions.

The Plan may be amended or terminated on 30 days' written notice to Plan participants. All correspondence concerning the Plan should be directed to EquiServe by mail at P.O. Box 43010, Providence, RI 02940-3010, or by phone at 1-800-730-6001.

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


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


                       This page intentionally left blank.

TRANSFER AGENT


IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Colonial High Income Municipal Trust is:

EquiServe
P.O. Box 43010
Providence, RI  02940-3010

The trust mails one shareholder report to each shareholder address. Shareholders can order additional reports by calling 800-730-6001. In addition, representatives at that number can provide shareholders information about the trust.

Financial advisors who want additional information about the trust may speak to a representative at 800-426-3750.

A description of the policies and procedures that the trust uses to determine how to vote proxies relating to its portfolio securities is available (i) without charge, upon request, by calling 800-730-6001 and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

This report has been prepared for shareholders of Colonial High Income Municipal Trust.

COLONIAL HIGH INCOME MUNICIPAL TRUST                SEMIANNUAL REPORT

                                                120-03/057S-0504 (07/04) 04/1534

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable at this time.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable at this time.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable at this time.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees/Directors since those procedures were last disclosed in response to Item 7(d)(2)(ii)(G) of
Schedule 14A.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer, based on his evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, has concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

     (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable at this time.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                 Colonial High Income Municipal Trust
            ------------------------------------------------------------------


By (Signature and Title) /s/ J. Kevin Connaughton
                        ------------------------------------------------------
                        J. Kevin Connaughton, President and Treasurer

Date                               August 3, 2004
    --------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ J. Kevin Connaughton
                        ------------------------------------------------------
                         J. Kevin Connaughton, President and Treasurer

Date                                August 3, 2004
    --------------------------------------------------------------------------